Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DelMar Pharmaceuticals, Inc.
Entity Central Index Key	0001498382
Trading Symbol	dmpi
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013